UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/15_

Item 1. Schedule of Investments.

Templeton Global Smaller Companies Fund

Statement of Investments, May 31, 2015 (unaudited)
	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 94.1%
Austria 0.7%
Wienerberger AG	Building Products	529,918	$8,467,632

Bahamas 1.2%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	299,170	14,677,280

Belgium 1.0%
Barco NV	Electronic Equipment, Instruments
	& Components	167,740	11,445,579

Brazil 0.5%
Companhia de Saneamento de Minas Gerais	Water Utilities	131,900	652,206
Tupy SA	Auto Components	893,500	4,858,218
			5,510,424
Canada 5.2%
Canaccord Genuity Group Inc.	Capital Markets	1,097,700	5,813,584
Dorel Industries Inc., B	Household Durables	232,700	6,278,019
Ensign Energy Services Inc.	Energy Equipment & Services	230,400	2,179,384
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	174,700	4,746,932
HudBay Minerals Inc.	Metals & Mining	2,151,850	19,230,549
Major Drilling Group International Inc.	Metals & Mining	1,546,100	8,039,273
Mullen Group Ltd.	Energy Equipment & Services	523,400	8,770,305
Precision Drilling Corp.	Energy Equipment & Services	888,900	5,886,471
			60,944,517
China 0.8%
Shenguan Holdings Group Ltd.	Food Products	20,330,000	5,951,996
Yingde Gases Group Co. Ltd.	Chemicals	5,163,000	4,075,238
			10,027,234
Finland 3.2%
Amer Sports OYJ	Leisure Products	921,727	23,492,536
Huhtamaki OYJ	Containers & Packaging	423,700	14,276,174
			37,768,710
Germany 3.6%
Gerresheimer AG	Life Sciences Tools & Services	314,610	17,952,051
[a]Grand City Properties SA	Real Estate Management &
	Development	739,400	12,923,770
Kloeckner & Co. SE	Trading Companies & Distributors	1,294,300	11,288,607
			42,164,428
Hong Kong 4.2%
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,082,000	9,877,759
Techtronic Industries Co. Ltd.	Household Durables	6,348,500	21,902,532
Value Partners Group Ltd.	Capital Markets	8,730,000	17,497,043
			49,277,334
India 0.4%
Jain Irrigation Systems Ltd.	Machinery	4,981,389	5,239,742

Italy 2.7%
Amplifon SpA	Health Care Providers & Services	708,901	5,622,926
Azimut Holding SpA	Capital Markets	221,610	6,291,026
Marr SpA	Food & Staples Retailing	396,973	7,318,002
[a]Sorin SpA	Health Care Equipment & Supplies	4,314,669	12,750,857
			31,982,811
Japan 9.4%
Asics Corp.	Textiles, Apparel & Luxury Goods	839,700	22,395,609
Capcom Co. Ltd.	Software	300,500	5,828,158
en-japan Inc.	Professional Services	1,600	21,943
Keihin Corp.	Auto Components	409,900	6,879,833
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	303,710	19,748,920
MEITEC Corp.	Professional Services	281,000	10,279,521
Nissin Kogyo Co. Ltd.	Auto Components	77,470	1,314,627

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Smaller Companies Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Shinko Plantech Co. Ltd.	Energy Equipment & Services	759,700	6,372,408
Square Enix Holdings Co. Ltd.	Software	477,200	10,447,221
Tokai Rika Co. Ltd.	Auto Components	243,300	6,293,002
Tsumura & Co.	Pharmaceuticals	638,100	13,959,482
Unipres Corp.	Auto Components	312,900	6,971,262
			110,511,986
Netherlands 3.2%
Aalberts Industries NV	Machinery	640,951	19,825,309
Arcadis NV	Construction & Engineering	370,310	10,520,432
USG People NV	Professional Services	515,166	7,116,964
			37,462,705
Norway 0.7%
Ekornes ASA	Household Durables	629,300	8,505,204

South Korea 5.6%
Binggrae Co. Ltd.	Food Products	119,438	9,552,038
BNK Financial Group Inc.	Banks	1,118,187	15,757,595
DGB Financial Group Inc.	Banks	1,202,820	14,197,184
Sindoh Co. Ltd.	Technology Hardware, Storage &
	Peripherals	143,648	9,747,589
Youngone Corp.	Textiles, Apparel & Luxury Goods	312,788	16,985,615
			66,240,021
Spain 1.9%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	25,409	8,374,298
[b]Melia Hotels International SA	Hotels, Restaurants & Leisure	439,436	5,718,344
Tecnicas Reunidas SA	Energy Equipment & Services	169,604	8,444,338
			22,536,980
Sweden 0.3%
[a,c]D Carnegie & Co. AB	Real Estate Management &
	Development	1,176	—
[b]Oriflame Cosmetics SA, SDR	Personal Products	234,550	3,534,244
			3,534,244
Switzerland 2.5%
Logitech International SA	Technology Hardware, Storage &
	Peripherals	1,084,340	17,381,970
Vontobel Holding AG	Capital Markets	272,678	12,475,559
			29,857,529
Taiwan 1.8%
Giant Manufacturing Co. Ltd.	Leisure Products	1,707,311	14,455,126
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	3,684,000	6,799,870
			21,254,996
United Kingdom 8.7%
Bellway PLC	Household Durables	230,820	8,280,141
Bovis Homes Group PLC	Household Durables	446,830	7,471,553
Devro PLC	Food Products	1,479,750	7,401,491
Foxtons Group PLC	Real Estate Management &
	Development	1,692,500	7,333,866
Greggs PLC	Food & Staples Retailing	1,274,630	23,164,195
Laird PLC	Electronic Equipment, Instruments
	& Components	2,238,640	13,214,409
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	558,900	9,294,248
SIG PLC	Trading Companies & Distributors	2,051,990	6,291,546
UBM PLC	Media	1,359,914	11,567,189
[a]Vectura Group PLC	Pharmaceuticals	3,357,110	9,133,491
			103,152,129
United States 36.5%
AllianceBernstein Holding LP	Capital Markets	747,372	23,437,586
ArcBest Corp.	Road & Rail	372,660	12,741,245
[a]Black Diamond Inc.	Leisure Products	590,400	5,467,104

Templeton Global Smaller Companies Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Brocade Communications Systems Inc.	Communications Equipment	467,680	5,782,863
[a]Chemtura Corp.	Chemicals	239,090	6,637,138
Columbia Sportswear Co.	Textiles, Apparel & Luxury Goods	382,790	21,455,379
[a]Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	90,950	6,198,243
Drew Industries Inc.	Auto Components	121,040	7,431,856
Education Realty Trust Inc.	Real Estate Investment Trusts
	(REITs)	265,200	8,735,688
The Finish Line Inc., A	Specialty Retail	307,490	8,047,013
FirstMerit Corp.	Banks	1,010,150	19,839,346
[a,b]Glu Mobile Inc.	Software	1,179,730	7,644,650
[a]Green Dot Corp.	Consumer Finance	424,270	6,215,556
GulfMark Offshore Inc., A	Energy Equipment & Services	510,730	6,859,104
[d]Heidrick & Struggles International Inc.	Professional Services	928,260	23,336,456
[a]Hibbett Sports Inc.	Specialty Retail	425,530	19,808,421
Hillenbrand Inc.	Machinery	674,030	20,706,202
Hyster-Yale Materials Handling Inc.	Machinery	172,030	12,207,249
Investment Technology Group Inc.	Capital Markets	537,260	14,430,804
iShares Russell 2000 ETF	Diversified Financial Services	122,000	15,118,240
[a,b,d]JAKKS Pacific Inc.	Leisure Products	1,516,460	11,646,413
Janus Capital Group Inc.	Capital Markets	1,237,410	22,458,991
[a,b]Knowles Corp.	Electronic Equipment, Instruments
	& Components	926,330	17,924,485
[a]LeapFrog Enterprises Inc.	Leisure Products	2,600,390	5,278,792
[a]Navistar International Corp.	Machinery	173,590	4,596,663
Rayonier Advanced Materials Inc.	Chemicals	179,280	2,956,327
Simpson Manufacturing Co. Inc.	Building Products	570,930	19,365,946
[a]Smith & Wesson Holding Corp.	Leisure Products	434,450	6,390,760
SpartanNash Co.	Food & Staples Retailing	715,860	22,377,784
[a]Stillwater Mining Co.	Metals & Mining	1,237,220	17,927,318
[a]TTM Technologies Inc.	Electronic Equipment, Instruments
	& Components	1,621,080	16,016,270
[a]Tutor Perini Corp.	Construction & Engineering	612,620	12,840,515
[a]Unit Corp.	Energy Equipment & Services	191,590	6,040,833
[a,d]West Marine Inc.	Specialty Retail	1,454,630	13,848,078
			431,769,318
Total Common Stocks and Other Equity Interests (Cost $865,205,710)			1,112,330,803
Preferred Stocks 1.2%
Brazil 0.6%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	2,082,350	6,468,041

Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	66,000	7,258,011

Total Preferred Stocks (Cost $14,574,900)			13,726,052
Total Investments before Short Term Investments (Cost $879,780,610)			1,126,056,855

		Principal Amount*
Short Term Investments 7.2%
U.S. Government and Agency Securities 4.4%
United States 4.4%
[e]Farmer Mac Discount Note, 6/01/15		3,500,000	3,500,000
[e]FHLMC, 6/01/15		49,500,000	49,500,000
Total U.S. Government and Agency Securities (Cost $52,999,985)			53,000,000
Total Investments before Money Market Funds (Cost $932,780,595)			1,179,056,855
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$33,026,755) 2.8%
Money Market Funds 2.8%
United States 2.8%
[a,f]Institutional Fiduciary Trust Money Market Portfolio		33,026,755	33,026,755

Templeton Global Smaller Companies Fund

Statement of Investments, May 31, 2015 (unaudited) (continued)
Total Investments (Cost $965,807,350) 102.5%	1,212,083,610
Other Assets, less Liabilities (2.5)%	(29,989,467)
Net Assets 100.0%	$1,182,094,143

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security is on loan at May 31, 2015.
c Security has been deemed illiquid because it may not be able to be sold within seven days.
d See Note 5 regarding holdings of 5% voting securities.
e The security is traded on a discount basis with no stated coupon rate.
f Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ETF	-	Exchange Traded Fund
FHLMC	-	Federal Home Loan Mortgage Corp.
SDR	-	Swedish Depositary Receipt

Templeton Global Smaller Companies Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$972,232,986

Unrealized appreciation	$346,486,211
Unrealized depreciation	(106,635,587)
Net unrealized appreciation (depreciation)	$239,850,624

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Heidrick & Struggles International Inc.	1,144,810	-	(216,550)	928,260	$23,336,456	$383,943	$164,606
JAKKS Pacific Inc.	1,553,200	-	(36,740)	1,516,460	11,646,413	-	(697,817)
West Marine Inc.	1,454,630	-	-	1,454,630	13,848,078	-	-
Total Affiliated Securities (Value is 4.13% of Net Assets)					$48,830,947	$383,943	$(533,211)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,126,056,855	$-	$	- c	$1,126,056,855
Short Term Investments	33,026,755	53,000,000		-	86,026,755
Total Investments in Securities	$1,159,083,610	$53,000,000		$-	$1,212,083,610

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at May 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

By /s/MARK H. OTANI______________

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2015